Taxation (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current tax credit
Current tax (charged)/credited to the income statement	£ (21)	£ 241	£ 407
Adjustment in respect of prior year	126	9	(1)
Current tax credit	105	250	406
Deferred tax credit
Reversal of temporary differences
Total tax credit	£ 105	£ 250	£ 406